Revenue - Additional Information (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Amount of revenue contributed by advertising services	¥ 2,524	¥ 2,348